INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
SCHEDULE OF PRE-TAX BOOK LOSSES FROM FOREIGN AND DOMESTIC JURISDICTIONS

Pre-tax book losses for domestic (Canada) and foreign (the U.S.) jurisdictions are as follows:

	Year ended	Period ended
	December 31, 2022	December 31, 2021
Domestic	$1,991,286	$1,295,736
Foreign	$3,401,146	$1,625,589

SCHEDULE OF PROVISION FOR INCOME TAXES

The provision for income taxes is as follows:

	Year ended	Period ended
	December 31, 2022	December 31, 2021
Current:
US Federal	$-	$-
Canada	-	-
Total current	-	-
Deferred:
US Federal	-	-
Canada	-	-
Total deferred	-	-
Provision for income taxes	$-	$-

SCHEDULE OF RECONCILIATION OF EXPECTED FEDERAL STATUTORY INCOME TAX RATE TO EFFECTIVE INCOME TAX RATE

The reconciliation of the expected federal statutory income tax rate to the effective income tax rate is as follows:

	Year ended	Period ended
	December 31, 2022	December 31, 2021
Canadian statutory income tax rate	23.00%	23.00%
US state income taxes	3.15%	-
Prior period adjustments	(0.16)%	-
Entertainment	(0.01)%	(0.03)%
US federal rate differential	(1.26)%	(1.11)%
Valuation allowance	(22.60)%	(19.06)%
Stock-based compensation	(2.12)%	(2.80)%
Total	0.00%	0.00%

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

The tax effects of temporary differences that give rise to significant portions of deferred tax assets and liabilities are as follows:

As of December 31,	2022	2021
Deferred tax assets:
Start-up costs	$149,746	$228,309
Net operating loss	1,734,528	329,133
Total deferred tax assets	1,884,274	557,443
Deferred tax liabilities:
Acquisition costs	(7,961)	-
Depreciation expense	(26,181)	-
Total deferred tax liabilities:	(34,142)	-
Less: valuation allowance	(1,850,132)	(557,443)
Net deferred taxes	$-	$-